SCHEDULE OF WARRANT LIABILITIES MEASURED ON RECURRING BASIS, UNOBSERVABLE INPUT RECONCILIATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Offsetting Assets [Line Items]
Ending balance, December 31, 2023	$ 268,993	$ 6,433,150
Unrealized (gain) loss	(156,000)	(5,583,506)	[1]
Warrants exercised or exchanged	(112,667)	(580,651)
Beginning balance, December 31, 2023	268,993
Ending balance, December 31, 2024	325	268,993
Series B Warrant Liability [Member]
Offsetting Assets [Line Items]
Ending balance, December 31, 2023	268,668	6,384,250
Unrealized (gain) loss	(156,000)	(5,534,931)
Warrants exercised or exchanged	(112,667)	(580,651)
Beginning balance, December 31, 2023	268,668
Ending balance, December 31, 2024		268,668
Placement Agent Warrants [Member]
Offsetting Assets [Line Items]
Ending balance, December 31, 2023	325	48,900
Unrealized (gain) loss		(48,575)
Warrants exercised or exchanged
Beginning balance, December 31, 2023	325
Ending balance, December 31, 2024	$ 325	$ 325

[1]	Recognition and change in fair value of warrant liabilities per income statement is $5,503,647. The difference of $79,859 is made up of the Warrant issuance costs.